                                             Supplement to Prospectus Dated May 1, 2003
                                                 Supplement dated December 5, 2003

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

As described in more detail below, one of the Evergreen  portfolios  formerly  offered as an investment  option for your annuity was merged into another Evergreen portfolio.

                                                               MERGER

Evergreen VA Global Leaders
Effective December 5, 2003,  pursuant to shareholder  approval,  the Evergreen VA Global Leaders portfolio merged into the Evergreen
VA International  Equity  portfolio.  As a result of the merger,  the Evergreen VA Global Leaders  portfolio  ceased  operations and will no longer  be  offered  as an  investment  option.  Evergreen  Investment  Management  Company  LLC is the  Sub-advisor  of the
Evergreen VA International Equity portfolio, the successor portfolio.

The following  annual  expenses for the successor  portfolio are estimates of what the expenses of the portfolio will be as a result of the merger:

----------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-ment Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
Evergreen Variable Annuity Trust:
  International Equity 1                               0.66%         0.39%           0.00%         1.05%         0.00%         1.05%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ --------------
1    The annual expenses of the Evergreen VA  International  Equity  portfolio prior to the Merger were as follows:  Management Fee:
0.66%;  12b-1 Fee:  0.00%;  Other  Expenses:  0.73%;  Total  Annual  Portfolio  Operating  Expenses:  1.39%;  Fee Waiver and Expense
Reimbursement: 0.39%; Net Annual Portfolio Operating Expenses: 1.00%.

The following descriptions of the investment objectives are effective as of December 5, 2003.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ---------------------------------------------------------------------------------------------- ---------------------
      STYLE/                                       INVESTMENT OBJECTIVES/POLICIES                                       PORTFOLIO
       TYPE                                                                                                              ADVISOR/
                                                                                                                       SUB-ADVISOR
                    ---------------------------------------------------------------------------------------------- ---------------------
------------------- ---------------------------------------------------------------------------------------------- ---------------------
  INTER-NATIONAL    Evergreen VA International  Equity (acquired Evergreen VA Global Leaders) (f/k/a Evergreen VA       Evergreen
                    International  Growth):  seeks long-term capital growth and, secondarily,  modest income. The
                    Portfolio invests primarily in equity  securities  issued by established,  quality,  non-U.S.
                    companies  located in countries with developed  markets,  but may purchase  across all market
      EQUITY        capitalizations.  The Portfolio  normally invests at least 65% of its assets in securities of       Investment
                    companies in at least three different  countries  (other than the U.S.),  but may invest more  Management Company,
                    than 25% of its assets in one country.  The Portfolio also invests in emerging markets.                LLC
------------------- ---------------------------------------------------------------------------------------------- ---------------------

ASAP / ASAP 2 / ASAP III / APEX /                                                         ACII/APEX2/ASAPII/ASAP 3/ASL2/ASXT4/ASXT6
ASXT / ASXT-Four / ASL / AS Pro /                                                                                      EVERSUPP1203
Choice 2 / AS Impact / APEX II /ASL II /
ASXT-Six / VIA-S / VIA-T /VIA-G - SUPP. (12/05/2003)